Unaudited Consolidated Income Statement - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Income Statement [Abstract]
NET REVENUE				$ 40,463	$ 40,463		$ 10,054,390
Cost of products sold				(48,616)	(48,616)		(10,703,707)
GROSS PROFIT				(8,153)	(8,153)		(649,317)
OPERATING INCOME (EXPENSES)
General and Administrative Expenses	(150,641)	(98,030)	(557,250)	(263,233)	(387,678)		(1,784,167)
Sales expenses		(1,858)		(23,518)	(56,961)		(1,962,985)
OPERATING INCOME BEFORE FINANCIAL INCOME	(150,641)	(99,888)	(557,250)	(294,904)	(452,792)		(4,396,469)
FINANCIAL INCOME
Financial revenue							25,630
Financial expenses	(24,297)	(96,900)	(255,538)	(661,713)	(1,172,087)		(1,466,976)
NET INCOME (LOSS) BEFORE INCOME TAX	(174,938)	(196,788)	(812,788)	(956,617)	(1,624,879)		(5,837,815)
Income Tax				(2.942)	(2,942)		(1,529)
NET INCOME (LOSS) FOR THE YEAR	$ (174,938)	$ (196,788)	$ (812,788)	$ (959,559)	$ (1,627,821)	[1],[2]	$ (5,839,344)	[2],[3]
Earnings per share:
Basic (in Dollars per share)	$ (0.01)	$ (0.02)	$ (0.07)	$ (0.08)	$ (0.14)		$ (0.49)
Diluted (in Dollars per share)	$ (0.01)	$ (0.02)	$ (0.07)	$ (0.08)	$ (0.14)		$ (0.49)
Weighted average shares outstanding
Basic (in Shares)	12,000,000	12,000,000	12,000,000	12,000,000	12,000,000		12,000,000
Diluted (in Shares)					12,512,142		12,300,047
Dividends per common share (in Dollars per share)

[1]	GAAP Adjustments related to R&D Costs
[2]	GAAP Adjustments related to R&D Costs.
[3]	GAAP Adjustments related to R&D Costs